Consolidated Statements of Operations (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net revenue	$ 3,665,484	$ 3,225,881	$ 4,316,484	$ 4,406,042
Operating expenses:
Cost of revenue	2,333,216	2,110,323	2,498,940	3,042,184
Selling and marketing	325,639	253,094	378,769	1,325,245
General and administrative	1,891,006	1,131,555	1,788,141	2,907,947
Stock compensation	3,578,465	0
Research and development	148,288	182,193	96,847	225,378
Lease abandonment			0	932,287
Gain on legal settlement			(250,000)	0
Total operating expenses	8,276,614	3,677,165	4,512,697	8,433,041
Operating loss	(4,611,130)	(451,284)	(196,213)	(4,026,999)
Interest expense	(1,020,801)	(1,505,198)	(1,963,456)	(1,591,341)
Loss from continuing operations			(2,159,669)	(5,618,340)
Net loss from discontinued operations, net of tax benefit of $0			0	(1,592,945)
Net loss	(5,631,931)	(1,956,482)	(2,159,669)	(7,211,285)
Dividend to member unit holder of Myeloma Health LLC	0	(240,000)	(285,000)	(390,000)
Net loss attributable to stockholders of Signal Genetics, Inc.	$ (5,631,931)	$ (2,196,482)	$ (2,444,669)	$ (7,601,285)
Basic and diluted net loss per share:
Net loss from continuing operations attributable to member of Signal Genetics LLC (in dollars per share)			$ (27.20)	$ (68.40)
Net loss from discontinued operations attributable to member of Signal Genetics LLC (in dollars per share)			$ 0	$ (18.13)
Net loss attributable to stockholders of Signal Genetics, Inc. (in dollars per share)	$ (1.78)	$ (0.85)	$ (27.20)	$ (86.53)
Weighted average shares outstanding - basic and diluted (in shares)	3,162,639	2,587,475
Average units outstanding - basic and diluted (in shares)			89,891	87,847
Pro forma basic and diluted net loss per common stock (in dollars per share)			$ (0.88)
Average shares outstanding - basic and diluted (in shares)			2,791,354